CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net (loss) income attributable to Atlantic Power Corporation	$ (42,292)	$ 6,136
Net (loss) income	(39,214)	5,982
Other comprehensive income, net of tax:
Unrealized loss on hedging activities	15	721
Net amount reclassified to earnings	230	(449)
Change in fair value of cash flow hedges	245	272
Foreign currency translation adjustments	17,164
Total other comprehensive income, net of tax	17,409	272
Net comprehensive loss	(24,883)	6,408
Atlantic Power Corporation
Net (loss) income	(39,214)	5,982
Other comprehensive income, net of tax:
Unrealized loss on hedging activities	15	721
Net amount reclassified to earnings	230	(449)
Change in fair value of cash flow hedges	245	272
Foreign currency translation adjustments	17,164
Total other comprehensive income, net of tax	17,409	272
Net comprehensive loss	(21,805)	6,254
Noncontrolling Interests
Net (loss) income	3,078	(154)
Other comprehensive income, net of tax:
Net comprehensive loss	$ 3,078	$ (154)